Loans (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Summary of Loans

Loans consisted of the following at December 31:

(Dollars in thousands)	2018	2017

Commercial	$146,875	$140,273
Commercial real estate	183,605	179,663
Residential real estate	167,296	157,172
Construction & land development	31,227	22,886
Consumer	19,402	16,306

Total loans before deferred costs	548,405	516,300
Deferred loan costs	569	530

Total loans	$548,974	$516,830

Summary of Allowance for Loan Losses

Summary of Allowance for Loan Losses

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total

December 31, 2018
Beginning balance	$1,813	$1,735	$1,273	$237	$175	$371	$5,604
Provision for loan losses	1,127	158	6	21	246	(242)	1,316
Charge-offs	(823)	(103)	(37)	–	(119)		(1,082)
Recoveries	61	1	3	–	4		69

Net charge-offs	(762)	(102)	(34)	–	(115)		(1,013)

Ending balance	$2,178	$1,791	$1,245	$258	$306	$129	$5,907

December 31, 2017
Beginning balance	$2,207	$1,264	$1,189	$178	$141	$312	$5,291
Provision for loan losses	429	471	76	59	51	59	1,145
Charge-offs	(1,184)	–	–	–	(20)		(1,204)
Recoveries	361	–	8	–	3		372

Net charge-offs	(823)	–	8	–	(17)		(832)

Ending balance	$1,813	$1,735	$1,273	$237	$175	$371	$5,604

December 31, 2016
Beginning balance	$1,664	$1,271	$1,086	$123	$86	$432	$4,662
Provision for loan losses	626	(291)	110	55	113	(120)	493
Charge-offs	(297)	(50)	(12)	–	(59)		(418)
Recoveries	214	334	5	–	1		554

Net charge-offs	(83)	284	(7)	–	(58)		136

Ending balance	$2,207	$1,264	$1,189	$178	$141	$312	$5,291

Allowances for Loan Losses and Ending Balances by Portfolio Segment and Impairment Method

The following table presents the balance in the allowance for loan losses and the ending loan balances by portfolio segment and impairment method as of December 31:

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total

2018
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$36	$64	$1	$–	$–	$–	$101
Collectively evaluated for impairment	2,142	1,727	1,244	258	306	129	5,806

Total ending allowance balance	$2,178	$1,791	$1,245	$258	$306	$129	$5,907

Loans:
Loans individually evaluated for impairment	$419	$2,403	$1,030	$–	$–		$3,852
Loans collectively evaluated for impairment	146,456	181,202	166,266	31,227	19,402		544,553

Total ending loans balance	$146,875	$183,605	$167,296	$31,227	$19,402		$548,405

2017
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$74	$151	$19	$–	$–	$–	$244
Collectively evaluated for impairment	1,739	1,584	1,254	237	175	371	5,360

Total ending allowance balance	$1,813	$1,735	$1,273	$237	$175	$371	$5,604

Loans:
Loans individually evaluated for impairment	$1,726	$4,686	$1,470	$–	$–		$7,882
Loans collectively evaluated for impairment	138,547	174,977	155,702	22,886	16,306		508,418

Total ending loans balance	$140,273	$179,663	$157,172	$22,886	$16,306		$516,300

Schedule of Impairment by Class of Loans

The following table presents loans individually evaluated for impairment by class of loans as of December 31:

(Dollars in thousands)	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment[1]	Related Allowance	Average Recorded Investment	Interest Income Recognized

2018
Commercial	$815	$383	$36	$419	$36	$1,511	$37
Commercial real estate	2,616	1,976	433	2,409	64	3,531	19
Residential real estate	1,190	763	269	1,032	1	1,327	57
Construction & land development	–	–	–	–	–	–	–

Total impaired loans	$4,621	$3,122	$738	$3,860	$101	$6,369	$113

2017
Commercial	$3,352	$1,329	$399	$1,728	$74	$2,884	$52
Commercial real estate	4,826	3,117	1,566	4,683	151	3,213	14
Residential real estate	1,654	1,119	352	1,471	19	1,476	57
Construction & land development	–	–	–	–	–	–	–

Total impaired loans	$9,832	$5,565	$2,317	$7,882	$244	$7,573	$123

2016
Commercial	$5,476	$1,690	$3,354	$5,044	$705	$6,609	$241
Commercial real estate	796	600	21	621	–	786	10
Residential real estate	1,681	1,036	472	1,508	24	1,507	61
Construction & land development	–	–	–	–	–	–	–

Total impaired loans	$7,953	$3,326	$3,847	$7,173	$729	$8,902	$312

Schedule of Aging of Past Due and Nonaccrual Loans

The following table presents the aging of past due and nonaccrual loans by class of loans as of December 31:

(Dollars in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days + Past Due	Nonaccrual	Total Past Due and Nonaccrual	Total Loans

2018
Commercial	$146,431	$253	$34	$–	$157	$444	$146,875
Commercial real estate	181,388	86	–	–	2,131	2,217	183,605
Residential real estate	165,837	265	213	174	807	1,459	167,296
Construction & land development	31,169	58	–	–	–	58	31,227
Consumer	18,965	291	86	–	60	437	19,402

Total loans	$543,790	$953	$333	$174	$3,155	$4,615	$548,405

2017
Commercial	$138,908	$148	$65	$–	$1,152	$1,365	$140,273
Commercial real estate	175,062	177	–	40	4,384	4,601	179,663
Residential real estate	155,488	757	38	401	488	1,684	157,172
Construction & land development	22,886	–	–	–	–	–	22,886
Consumer	16,048	193	8	–	57	258	16,306

Total loans	$508,392	$1,275	$111	$441	$6,081	$7,908	$516,300

Summary of Troubled Debt Restructurings

Loan modifications that are considered TDRs completed during the year ended December 31 were as follows:

(Dollars in thousands)	Number Of Loans Restructured	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

2018
Commercial	1	$ 200	$ 200
Residential real estate	2	27	27
Total restructured loans	3	$ 227	$ 227

2017
Commercial	2	$ 150	$ 150
Commercial real estate	4	288	288
Residential real estate	2	52	52
Total restructured loans	8	$ 490	$ 490

2016
Commercial	4	$ 3,607	$ 3,607
Residential real estate	1	101	101
Total restructured loans	5	$ 3,708	$ 3,708

Summary of Loans by Credit Quality Indicator

Based on the most recent analysis performed, the risk category of loans by class was as follows at December 31:

(Dollars in thousands)		Pass		Special Mention		Substandard		Doubtful		Not Rated		Total

2018
Commercial	$	125,840	$	5,383	$	14,775	$	–	$	877	$	146,875
Commercial real estate		163,261		5,582		13,578		–		1,184		183,605
Residential real estate		194		–		637		–		166,465		167,296
Construction & land development		27,540		–		–		–		3,687		31,227
Consumer		–		–		60		–		19,342		19,402

Total	$	316,835	$	10,965	$	29,050	$	–	$	191,555	$	548,405

2017
Commercial	$	116,833	$	13,685	$	8,841	$	–	$	914	$	140,273
Commercial real estate		162,012		8,220		8,620		–		811		179,663
Residential real estate		205		–		470		–		156,497		157,172
Construction & land development		18,493		880		–		–		3,513		22,886
Consumer		–		–		57		–		16,249		16,306

Total	$	297,543	$	22,785	$	17,988	$	–	$	177,984	$	516,300

Schedule of Loans Not Rated by Class of Loans

Nonperforming loans include loans past due 90 days and greater and loans on nonaccrual of interest status that have not been risk rated. The following table presents loans that are not rated, by class of loans as of December 31:

(Dollars in thousands)		Performing	Nonperforming			Total
2018
Commercial	$	877	$	–	$	877
Commercial real estate		1,184		–		1,184
Residential real estate		166,122		343		166,465
Construction & land development		3,687		–		3,687
Consumer		19,342		–		19,342

Total	$	191,212	$	343	$	191,555

2017
Commercial	$	914	$	–	$	914
Commercial real estate		811		–		811
Residential real estate		155,608		419		156,497
Construction & land development		3,513		–		3,513
Consumer		16,249		–		16,249

Total	$	177,095	$	419	$	177,984